Fair Value Measurements - Summary of Significant Inputs to Monte Carlo Simulation for Fair Value of Earnout Liability (Details) - Earnout Liability	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	May 26, 2022 $ / shares	Dec. 31, 2021
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of stock price per share	$ 6.19	$ 3.73	$ 9.02
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	3.7	4.1		2.7
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	62.5	70		60
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term	3 years 8 months 12 days	4 years 4 months 24 days		5 years